LEASES	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
LEASES	LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet; the Company recognizes lease expense ($4 million in the three months ended September 30, 2019 and $12 million in the nine months ended September 30, 2019) for these leases on a straight-line basis over the lease term.
For the three and nine months ended September 30, 2019, the Company incurred operating lease expenses of $37 million and $116 million, respectively.
At September 30, 2019, the Company has recorded approximately $397 million of a right-of-use asset and $395 million of lease liability included in Other Assets and Other Liabilities, respectively.
During the nine months ended September 30, 2019, leased assets obtained in exchange for operating lease obligations were $50 million. The operating cash outflow for amounts included in the measurement of operating lease obligations was $116 million.
At September 30, 2019, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.9 years and 3.6%, respectively.
Future minimum lease payments repayments under non-cancellable leases as of September 30, 2019 were as follows:

Operating Leases	($ million)
2019 (excluding the nine months ended September 2019)	$34
2020	113
2021	77
2022	54
2023	42
2024 and thereafter	133
Total future minimum lease payments	$453
Less: Interest	(58)
Total	$395

Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2019	$148
2020	165
2021	100
2022	37
2023 and thereafter	17
Total undiscounted lease payments	$467